Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (1,669)	$ (1,635)	$ (6,839)
Recognized in profit or loss	329	140	2,594
Recognized in other comprehensive income	200	(116)	942
Foreign currency translation differences	80	(57)	184
Reclassification equity-settled LTIPs	0	0	1,484
Net liability - end of period	(1,060)	(1,669)	(1,635)
Liabilities	(1,060)	(1,669)	(1,635)
Assets	0	0	0
NET LIABILITY	(1,060)	(1,669)	(1,635)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	(5,488)	(5,330)	(4,595)
Fair value of plan assets	5,315	5,173	4,434
Surplus (deficit) in plan	(173)	(157)	(161)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	$ (887)	$ (1,512)	$ (1,474)